BALANCE SHEET DETAILS - Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other long-term liabilities
Non-current income tax payable	$ 3,906	$ 6,432
Other	1,075	1,827
Total other long-term liabilities	$ 4,981	$ 8,259